UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

          Read instructions at the end of Form before preparing Form.

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1.      Name and Address of issuer:

        First Investors Fund For Income, Inc.
        95 Wall Street
        New York, NY  10005

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2.      The name of  each  series or class of securities for  which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or
        classes):   [X]

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3.      Investment Company Act File Number:  811-2107

        Securities Act File Number:  2-38309

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4(a).   Last day of fiscal year for which this Form is filed:  9/30/00

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4(b).   [  ]    Check box if  this Form  is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c).  [  ]    Check box if this  is the  last time the  issuer  will be filing this Form.

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5.       Calculation of registration fee:

(i)      Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):
                                                                 $254,042,134.34
                                                                 ---------------
(ii)     Aggregate price of securities redeemed
         or repurchased during the fiscal year:
                                                 $90,666,627.33
                                                 --------------
(iii)    Aggregate  price of securities  redeemed or
         repurchased during any prior fiscal year ending
         no earlier than October 11, 1995 that were
         not previously used to reduce registration fees
         payable to the Commission:
                                                 $          -0-
                                                 --------------

(iv)     Total available redemption credits
         [add Items 5(ii) and 5(iii)]:
                                                                 $ 90,666,627.33
                                                                 ---------------
(v)      Net sales -- if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:
                                                                 $163,375,507.01
                                                                 ---------------

(vi)     Redemption credits available for use in future years
         if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:
                                                 $          -0-
                                                 --------------

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(vii)    Multiplier for determining registration fee
         (See Instruction C.9):
                                                                       X .000250
                                                                 ---------------

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(viii)   Registration fee due [multiply Item 5(v) by Item 5(vii)]
         (enter "0" if no fee  is due):
                                                                =$     40,843.88
                                                                 ===============

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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

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7.       Interest  due -- if this Form is being filed more
         than 90 days after the end of the issuer's fiscal
         year (See instruction D):
                                                                +$           -0-
                                                                 ---------------

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8.       Total of the amount of the registration fee due plus any
         interest due [line 5(viii) plus line 7]:
                                                                =$     40,843.88
                                                                 ===============

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9.       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:  December 28, 2000

                              Method of delivery:

                                        [X] Wire Transfer
                                        [ ] Mail or other means

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


                                   SIGNATURES


This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.



By  /s/ C. Durso
    ----------------------------
    C. Durso,
    Vice President and Secretary



Date:  December 28, 2000